Quarterly Holdings Report
for
Fidelity® Telecom and Utilities Fund
April 30, 2024
UIF-NPRT1-0624
1.800364.120
Common Stocks - 95.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 24.8%
Diversified Telecommunication Services - 18.8%
AT&T, Inc.	4,700,500	79,391
Frontier Communications Parent, Inc. (a)(b)	158,000	3,656
GCI Liberty, Inc. Class A (Escrow) (c)(f)	175,031	0
Verizon Communications, Inc.	2,220,000	87,668
		170,715
Wireless Telecommunication Services - 6.0%
T-Mobile U.S., Inc.	267,069	43,845
Telephone & Data Systems, Inc.	697,870	10,922
		54,767
TOTAL COMMUNICATION SERVICES		225,482
INDUSTRIALS - 0.6%
Electrical Equipment - 0.6%
Nextracker, Inc. Class A (a)	268	11
Sunrun, Inc. (a)(b)	520,000	5,351
		5,362
UTILITIES - 70.1%
Electric Utilities - 53.2%
American Electric Power Co., Inc.	204,500	17,593
Constellation Energy Corp.	296,133	55,063
Edison International	621,228	44,144
Entergy Corp.	343,715	36,664
Eversource Energy	500,100	30,316
FirstEnergy Corp.	680,477	26,089
NextEra Energy, Inc.	1,465,274	98,129
NRG Energy, Inc.	256,175	18,616
PG&E Corp.	4,027,274	68,907
PPL Corp.	954,707	26,216
Southern Co.	593,265	43,605
Xcel Energy, Inc.	337,600	18,139
		483,481
Independent Power and Renewable Electricity Producers - 8.8%
NextEra Energy Partners LP	185,754	5,268
The AES Corp.	991,600	17,750
Vistra Corp.	743,587	56,394
		79,412
Multi-Utilities - 8.1%
NiSource, Inc.	463,200	12,905
Public Service Enterprise Group, Inc.	262,500	18,134
Sempra	593,942	42,544
		73,583
TOTAL UTILITIES		636,476
TOTAL COMMON STOCKS (Cost $631,061)		867,320

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	14,063,741	14,067
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	8,201,280	8,202
TOTAL MONEY MARKET FUNDS (Cost $22,269)		22,269

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $653,330)	889,589
NET OTHER ASSETS (LIABILITIES) - 2.1%	18,800
NET ASSETS - 100.0%	908,389

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,641	66,920	72,494	155	-	-	14,067	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,928	45,028	44,754	2	-	-	8,202	0.0%
Total	27,569	111,948	117,248	157	-	-	22,269

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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